Employee Benefits Obligations - Summary of Movements in Defined Benefit Obligation and Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at the beginning of the year	$ 174.3
Current service cost	2.1	$ 2.2	$ 2.1
Interest income and costs	(0.9)	(1.2)	(2.2)
Past service cost	0.1	(0.1)	(0.2)
Net defined benefit liability	141.3	174.3
Benefit obligation at the end of the year	141.3	174.3
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at the beginning of the year	205.0	182.3
Current service cost	2.1	2.2
Interest income and costs	1.1	1.5
Past service cost	(0.1)	0.1
Benefit paid	(4.8)	(4.7)
Actuarial losses (gains)	(18.6)	5.9
Foreign currency translation and other changes	(14.8)	17.8
Net defined benefit liability	169.8	205.0	182.3
Benefit obligation at the end of the year	169.8	205.0	182.3
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Benefit obligation at the beginning of the year	(30.7)	(27.9)
Interest income and costs	(0.2)	(0.2)
Employer contributions	(0.2)	(0.2)
Benefit paid	2.1	2.1
Actuarial losses (gains)	(1.6)	(2.0)
Foreign currency translation and other changes	2.1	(2.5)
Net defined benefit liability	(28.5)	(30.7)	(27.9)
Benefit obligation at the end of the year	$ (28.5)	$ (30.7)	$ (27.9)